Income Taxes - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Effective tax rate	0.00%	1.90%	0.90%
Federal tax rate	21.00%	21.00%	21.00%
Maximum percentage of taxable income can be utilized for operating losses	80.00%	80.00%
Valuation allowance		$ 9,982,652	$ 4,468,123
Minimum corporate income tax rate		15.00%
Excise tax on net repurchase of stock		1.00%
Federal
Operating Loss Carryforwards [Line Items]
Net operating losses		$ 29,547,000
State
Operating Loss Carryforwards [Line Items]
Net operating losses		$ 26,649,000	$ 26,649,000
Minimum
Operating Loss Carryforwards [Line Items]
Net operating losses, expiration year		2031
Maximum
Operating Loss Carryforwards [Line Items]
Net operating losses, expiration year		2041